FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	S/ 8,645,945	S/ 8,530,986
Optimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	8,617,203	8,457,825
Baseline [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	8,654,612	8,517,295
Pessimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	S/ 8,712,061	S/ 8,631,531